Schedule of Investments (unaudited)	iShares® MSCI Global Agriculture Producers ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.9%
Australian Agricultural Co. Ltd.(a)	148,584	$178,445
Costa Group Holdings Ltd.	283,765	512,379
Elders Ltd.	94,462	663,871
Inghams Group Ltd.	230,518	443,895
Nufarm Ltd./Australia	222,416	920,363
Select Harvests Ltd.	80,004	238,676
		2,957,629
Brazil — 1.7%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	32,794	171,132
Jalles Machado SA	79,659	122,650
Sao Martinho SA	97,177	536,694
SLC Agricola SA	70,591	610,505
Tres Tentos Agroindustrial SA	86,249	184,320
Yara International ASA	95,470	4,409,038
		6,034,339
Canada — 7.4%
Ag Growth International Inc.	11,786	382,367
Nutrien Ltd.	309,006	24,834,880
Rogers Sugar Inc.	61,259	277,343
		25,494,590
China — 2.6%
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	38,900	156,993
Beijing Dabeinong Technology Group Co. Ltd., Class A(a)	163,800	217,120
China BlueChemical Ltd., Class H	978,000	227,391
China Modern Dairy Holdings Ltd.(b)	2,041,000	255,413
China XLX Fertiliser Ltd.	371,000	197,166
China Youran Dairy Group Ltd.(a)(b)(c)	550,000	143,348
COFCO Joycome Foods Ltd.	1,444,000	424,399
First Tractor Co. Ltd., Class H	284,000	133,270
Fujian Sunner Development Co. Ltd., Class A	50,500	180,814
Heilongjiang Agriculture Co. Ltd., Class A	74,700	155,722
Henan Shuanghui Investment & Development Co. Ltd., Class A	126,800	457,143
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	226,800	930,966
Jiangsu Yangnong Chemical Co. Ltd., Class A	12,500	188,629
Muyuan Foods Co. Ltd., Class A	187,066	1,280,712
New Hope Liuhe Co. Ltd., Class A(a)	169,600	328,974
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	194,700	706,322
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	79,180	375,971
Shandong Weifang Rainbow Chemical Co. Ltd.	11,800	158,618
Sinofert Holdings Ltd.	1,442,000	174,990
Tongwei Co. Ltd., Class A	159,200	985,820
Wens Foodstuffs Group Co. Ltd., Class A	236,320	604,777
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	58,100	130,970
Yunnan Yuntianhua Co. Ltd.(a)	72,600	220,081
Zangge Mining Co. Ltd.	59,200	261,548
		8,897,157
Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	205,197	282,595
Misr Fertilizers Production Co. SAE	31,960	173,696
		456,291
France — 0.1%
Vilmorin & Cie SA	4,554	233,780

Germany — 1.0%
K+S AG, Registered	111,902	2,469,967
KWS Saat SE & Co. KGaA	6,940	478,765
Security	Shares	Value

Germany (continued)
Suedzucker AG	42,318	$623,164
		3,571,896
Hong Kong — 0.8%
WH Group Ltd.(c)	4,897,000	2,869,232

India — 3.8%
Astec Lifesciences Ltd.	4,513	113,368
Balrampur Chini Mills Ltd.	76,597	363,401
Bayer CropScience Ltd.	8,258	471,005
Chambal Fertilisers and Chemicals Ltd.	103,356	389,504
Coromandel International Ltd.	69,956	802,208
Deepak Fertilisers & Petrochemicals Corp. Ltd.	34,042	339,354
EID Parry India Ltd.	49,680	368,865
Gujarat Ambuja Exports Ltd.	49,997	141,755
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	48,517	358,871
Gujarat State Fertilizers & Chemicals Ltd.	132,517	217,037
Kaveri Seed Co. Ltd.	16,312	102,394
Paradeep Phosphates Ltd., NVS	207,255	144,429
PI Industries Ltd.	44,147	1,905,386
Rallis India Ltd.	54,750	164,222
Rashtriya Chemicals & Fertilizers Ltd.	99,384	147,202
Sharda Cropchem Ltd.	21,447	109,029
Shree Renuka Sugars Ltd.(a)	407,595	294,863
Sumitomo Chemical India Ltd.	62,201	363,084
Tata Consumer Products Ltd.	319,732	3,220,749
Triveni Engineering & Industries Ltd.	50,098	182,483
UPL Ltd.	282,515	2,752,545
		12,951,754
Indonesia — 0.7%
Astra Agro Lestari Tbk PT	333,200	176,517
Charoen Pokphand Indonesia Tbk PT	4,308,000	1,563,645
Inti Agri Resources Tbk PT(a)(d)	2,230,700	—
Japfa Comfeed Indonesia Tbk PT	3,376,500	286,293
Perusahaan Perkebunan London Sumatra Indonesia
Tbk PT	2,202,600	152,235
Sawit Sumbermas Sarana Tbk PT	2,239,400	215,994
		2,394,684
Ireland — 0.1%
Origin Enterprises PLC	79,985	325,023

Israel — 1.3%
ICL Group Ltd.	409,982	3,439,567
Israel Corp Ltd.	2,300	948,207
		4,387,774
Japan — 3.5%
Hokuto Corp.	14,200	195,084
Kubota Corp.	586,700	8,723,451
Kumiai Chemical Industry Co. Ltd.	47,500	321,422
Maruha Nichiro Corp.	26,200	468,914
Mitsui DM Sugar Holdings Co. Ltd.	12,000	170,705
NH Foods Ltd.	48,600	1,308,510
Prima Meat Packers Ltd.	15,500	230,450
Sakata Seed Corp.	17,400	595,548
YAMABIKO Corp.	23,500	194,990
		12,209,074
Malaysia — 1.5%
Farm Fresh Bhd	513,300	182,353
Genting Plantations Bhd	176,500	246,445
IOI Corp. Bhd	1,439,800	1,241,041
Kuala Lumpur Kepong Bhd	247,600	1,165,493

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Agriculture Producers ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
QL Resources Bhd	652,507	$817,193
Sime Darby Plantation Bhd	1,220,000	1,170,222
TSH Resources Bhd	440,500	119,208
United Plantations Bhd	69,000	225,578
		5,167,533
Netherlands — 0.7%
OCI NV	61,476	2,602,525

Norway — 2.4%
Austevoll Seafood ASA	55,973	457,815
Bakkafrost P/F	29,279	1,610,369
Grieg Seafood ASA	30,461	216,267
Leroy Seafood Group ASA	159,870	780,225
Mowi ASA	238,870	3,743,308
Salmar ASA	38,233	1,347,686
		8,155,670
Poland — 0.1%
Grupa Azoty SA(a)	32,249	262,191

Qatar — 0.1%
Baladna	501,357	230,620

Russia — 0.0%
PhosAgro PJSC(d)	7,038	1
PhosAgro PJSC, GDR(d)	2	—
PhosAgro PJSC, New(d)	136	1
Ros Agro PLC, GDR(a)(d)	5,334	1
		3
Saudi Arabia — 2.2%
Al Jouf Agricultural Development Co.	10,904	142,605
Almarai Co. JSC	145,241	2,068,979
National Agriculture Development Co. (The)(a)	33,411	210,264
SABIC Agri-Nutrients Co.	123,512	4,781,856
Saudi Fisheries Co.(a)	15,338	118,699
Tanmiah Food Co.	4,462	136,261
		7,458,664
Singapore — 1.4%
Bumitama Agri Ltd.	269,600	121,755
First Resources Ltd.	343,200	410,122
Golden Agri-Resources Ltd.	3,824,400	816,419
Japfa Ltd.	319,040	120,345
Wilmar International Ltd.	1,110,600	3,369,038
		4,837,679
South Africa — 0.1%
Astral Foods Ltd.	25,462	246,560
Oceana Group Ltd.	58,122	201,849
		448,409
South Korea — 0.2%
Dongwon Industries Co. Ltd.	4,058	145,461
Harim Holdings Co. Ltd.	31,187	183,415
Hyundai Feed Inc.	9,307	107,232
Namhae Chemical Corp.	17,588	122,981
		559,089
Sweden — 0.5%
Husqvarna AB, Class B	244,250	1,917,522

Taiwan — 0.5%
Charoen Pokphand Enterprise	104,800	268,534
Sesoda Corp.	99,000	140,795
Sinon Corp.	212,000	261,694
Security	Shares	Value

Taiwan (continued)
Taiwan Fertilizer Co. Ltd.	426,000	$781,220
Taiwan TEA Corp.(a)	306,000	225,070
		1,677,313
Thailand — 0.5%
Charoen Pokphand Foods PCL, NVDR	2,219,200	1,505,701
GFPT PCL, NVDR	251,300	97,342
Khon Kaen Sugar Industry PCL, NVDR	1,136,554	122,188
Thaifoods Group PCL, NVDR(b)	647,600	100,296
		1,825,527
Turkey — 0.4%
Hektas Ticaret TAS(a)(b)	651,998	1,249,884
Turk Traktor ve Ziraat Makineleri AS(b)	7,641	211,102
		1,460,986
United Kingdom — 3.1%
CNH Industrial NV	587,933	9,475,631
Cranswick PLC	32,360	1,205,817
		10,681,448
United States — 59.4%
AGCO Corp.(b)	34,769	4,614,542
American Vanguard Corp.	7,626	175,398
Archer-Daniels-Midland Co.	319,544	31,155,540
Benson Hill Inc.(a)	6,221	19,347
Bunge Ltd.	85,143	8,926,392
Cal-Maine Foods Inc.	17,940	1,045,543
CF Industries Holdings Inc.	112,383	12,158,717
Corteva Inc.	408,696	27,448,023
Darling Ingredients Inc.(a)	89,283	6,413,198
Deere & Co.	166,065	73,234,665
FMC Corp.	70,680	9,233,635
Fresh Del Monte Produce Inc.	15,059	416,833
Ingredion Inc.	35,445	3,472,547
Intrepid Potash Inc.(a)(b)	1,118	40,304
Lamb Weston Holdings Inc.	80,188	6,968,337
Lindsay Corp.(b)	5,137	906,629
Mosaic Co. (The)	194,098	9,957,227
Pilgrim's Pride Corp.(a)	20,172	527,700
Scotts Miracle-Gro Co. (The)	20,106	1,124,529
Titan International Inc.(a)(b)	16,243	232,762
Toro Co. (The)(b)	58,199	6,459,507
		204,531,375

Total Common Stocks — 97.1%
(Cost: $330,092,478)		334,599,777

Preferred Stocks

Chile — 2.4%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	82,220	8,199,400

Total Preferred Stocks — 2.4%
(Cost: $6,049,772)		8,199,400

Total Long-Term Investments — 99.5%
(Cost: $336,142,250)		342,799,177

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Agriculture Producers ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	577,699	$577,757

Total Short-Term Securities — 0.2%
(Cost: $577,599)		577,757

Total Investments — 99.7%
(Cost: $336,719,849)		343,376,934
Other Assets Less Liabilities — 0.3%		985,607

Net Assets — 100.0%		$344,362,541

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$807,964	$—		$(229,545	)(a)	$(495)	$(167)	$577,757	577,699	$11,251	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	1,790		—
						$(495)	$(167)	$577,757		$13,041		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	28	12/16/22	$1,171	$27,707

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Agriculture Producers ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$234,710,637	$99,889,137	$3	$334,599,777
Preferred Stocks	—	8,199,400	—	8,199,400
Money Market Funds	577,757	—	—	577,757
	$235,288,394	$108,088,537	$3	$343,376,934

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$27,707	$—	$27,707

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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